DISCONTINUED OPERATIONS - Discontinued operations statements of income (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
DISCONTINUED OPERATIONS
Revenues	$ 3,476.1	$ 3,376.5	$ 3,281.6
Income from discontinued operations	115.9	3.9	3.7
Discontinued operations
DISCONTINUED OPERATIONS
Revenues	1.4	19.8	19.8
Expenses	1.2	14.5	14.7
Income taxes		1.4	1.4
Gain on disposal of businesses	115.7
Income from discontinued operations	$ 115.9	$ 3.9	$ 3.7